Minimum cash and minimum capital - Minimum capital (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum Capital [Abstract]
Credit risk	$ 70,375,610	$ 81,638,973
Operational risk	28,301,276	29,492,236
Market risk	1,480,984	442,182
Total capital	307,905,339	276,892,141
Excess capital	$ 207,747,469	$ 165,318,750